Taxes on Income (Details) - Schedule of deferred income taxes assets $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of deferred income taxes assets [Abstract]
Operation loss carry forwards	$ 6
Valuation allowance	(6)
Deferred tax assets of composition